Note 2 - Summary of significant accounting policies: Segment Information (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Segment Information

Segment Information

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU commencing January 1, 2024 and the adoption of the ASU does not have a material effect on its consolidated financial statements.

The Company applies the management approach to determine its reportable operating segments. This approach considers the internal organization and the reporting provided to the CODM for the purpose of resource allocation and performance evaluation. The CODM has been identified as the Chief Executive Officer and Chief Operating Officer, who collectively review financial results and make strategic decisions. Based on this structure and internal reporting, management has determined that the Company operates as a single operating segment under ASC 280. This conclusion reflects the integrated nature of the Company’s operations, which share resources across research and development, product design, marketing, operations, and administrative functions to deliver a unified suite of products and services. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making operating decisions. The Company manages assets on a consolidated basis as reported on the consolidated balance sheets.

The Company’s CODM use consolidated net (loss) income as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of operations and comprehensive (loss) income and include cost of revenues, selling expenses, general and administrative expenses and research and development expenses. For significant segment expenses incurred during the years ended December 31, 2024, 2023 and 2022, refer to consolidated statements of operations and comprehensive (loss) income.